INVESTMENTS - Investments in Associates (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Apr. 22, 2021	Jan. 03, 2017	Feb. 25, 2016	Jan. 26, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 17, 2018
Disclosure of associates [line items]
Payment for interests in associates					$ 1,389	$ 0	$ 0
Investment in associates					0	3,154
Loss on investments in associates					(233)	$ (622)	$ (224)
Collokia LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate						19.50%
Investment in associates, shares issued (in shares)			55,645
Purchase of interest in associate (in shares)			20,998
Purchase of interest in associate, price per share (in usd per share)			$ 23.81
Payment for interests in associates			$ 500
Investment in associates						$ 800
Acamica Group Companies
Disclosure of associates [line items]
Proportion of ownership interest in associate				100.00%
Loss on investments in associates					$ (233)	$ (622)
Acamica US
Disclosure of associates [line items]
Proportion of ownership interest in associate				100.00%
Acamica Argentina
Disclosure of associates [line items]
Proportion of ownership interest in associate				97.00%
Acamica Technologias S.L.
Disclosure of associates [line items]
Proportion of ownership interest in associate		20.00%				47.50%
Investment in associates		$ 750						$ 3,250
Acamica Inc.
Disclosure of associates [line items]
Proportion of ownership interest in associate	51.93%
Payment for interests in associates	$ 1,095